As filed with the Securities and Exchange Commission on August 11, 2016

1933 Act Registration No. 333-132400

1940 Act Registration No. 811-21866

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 76	☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 79	☒

HIGHLAND FUNDS I

(Exact Name of Registrant as Specified in Charter)

c/o Highland Capital Management Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, Texas 75201

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-972-628-4100

(Name and Address of Agent for Service)

Copies to:

Mr. Brian Mitts c/o Highland Capital Management Fund Advisors, L.P. 200 Crescent Court, Suite 700 Dallas, Texas 75201	Brian McCabe Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199-3600

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on August 19, 2016, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 76 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate August 19, 2016, as the new effective date for Post-Effective Amendment No. 72 filed pursuant to Rule 485(a) under the Securities Act on May 12, 2016. Post-Effective Amendment No. 72 was initially scheduled to become effective on July 26, 2016 and has been the subject of multiple prior delaying amendments, most recently Post Effective Amendment No. 75, filed pursuant to Rule 485(b) under the Securities Act on August 4, 2016. This Post-Effective Amendment No. 76 is intended to amend and supersede Post Effective Amendment No. 75 but is not intended to amend or supersede any information contained in Post-Effective Amendment No. 72.

Post-Effective Amendment No. 72 relates solely to Highland Merger Arbitrage Fund, a series of Highland Funds I (the “Trust”). This Amendment No. 76 does not supersede or amend any disclosure in the Trust’s Registration Statement relating to any other series of the Trust.

HIGHLAND FUNDS I

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A of Highland Funds I (the “Registrant”) under the Securities Act of 1933, as amended, and Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on May 12, 2016 (“Amendment No. 72/75”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 72/75 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on May 12, 2016.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 72/75 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on May 12, 2016.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant, Highland Funds I, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 76 under the Securities Act and Amendment No. 79 under the 1940 Act to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Dallas, State of Texas, on the 11th day of August, 2016.

Highland Funds I

By:	/s/ Brian Mitts
Brian Mitts
Title: Secretary, Principal Financial Officer and Principal Accounting Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A of Highland Funds I has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Ethan Powell* Ethan Powell	Trustee	August 11, 2016

/s/ Timothy K. Hui* Timothy K. Hui	Trustee	August 11, 2016

/s/ Dr. Bob Froehlich* Dr. Bob Froehlich	Trustee	August 11, 2016

/s/ John Honis* John Honis	Trustee	August 11, 2016

/s/ Bryan A. Ward* Bryan A. Ward	Trustee	August 11, 2016

/s/ Brian Mitts Brian Mitts	Secretary, Principal Financial Officer and Principal Accounting Officer	August 11, 2016

By:	/s/ Brian Mitts
Brian Mitts Attorney in Fact

August 11, 2016

*	Pursuant to Power of Attorney incorporated herein by reference to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A, File No. 333-132400, filed on February 4, 2016.